Income tax and social contribuition (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Profit for the year before taxes	R$ 2,549,424	R$ 2,379,929	R$ 2,017,107
Statutory rate	34.00%	34.00%	34.00%
Expected income tax and social contribution	R$ (866,804)	R$ (809,176)	R$ (685,816)
Permanent Additions (Exclusions) [Abstract]
Gifts	(5,072)	(4,476)	(1,826)
R&D and technological innovation benefit	311,203	311,666	193,405
Taxation of income abroad	243,870	175,060	123,594
Recorded (unrecorded) deferred taxes	251	19,777	(9,449)
Complimentary Law No. 224/2025	(142,305)	0	0
Other additions (exclusions)	27,795	43,588	16,669
Income tax and social contribution expense	R$ (431,062)	R$ (263,561)	R$ (363,423)
Effective rate	17.00%	11.00%	18.00%
Income tax and social contribution - current	R$ (354,272)	R$ (261,211)	R$ (101,846)
Income tax and social contribution - deferred	R$ (76,790)	R$ (2,350)	R$ (261,577)
Income tax and social contribution rate	34.00%